Employee Benefits - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 MXN ($)
Disclosure of defined benefit plans [line items]
2025	$ 2,033
2026	1,258
2027	1,396
2028	1,263
2029	1,397
2030 to 2034	7,064
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2025	1,589
2026	949
2027	1,097
2028	969
2029	1,097
2030 to 2034	5,481
Seniority Premiums
Disclosure of defined benefit plans [line items]
2025	421
2026	285
2027	272
2028	265
2029	269
2030 to 2034	1,385
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
2025	23
2026	24
2027	27
2028	29
2029	31
2030 to 2034	$ 198